Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

Year Ended December 31, 2019	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	237,038	2,113,366	1,102,423	27,911	34,080	226,623	3,741,441
Additions	1,330	5,990	6,111	1,325	752	283,170	298,678
Transfers	21,265	174,749	52,449	—	1,234	(249,697)	—
Disposals or write offs	(7,605)	(40,253)	(7,528)	(2,096)	(549)	(8,900)	(66,931)
Currency translation differences	146	7,351	161	8	638	4,106	12,410

At end of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598

Accumulated depreciation and impairment
At beginning of the year	(100,767)	(1,312,907)	(570,120)	(20,276)	(21,714)	(6,269)	(2,032,053)
Charge for the year and others	(11,402)	(128,859)	(50,360)	(1,386)	(1,365)	—	(193,372)
Impairment charge	(237)	(11,562)	(1,159)	(4)	(38)	(419)	(13,419)
Disposals or write offs or transfers	4,532	28,241	5,945	1,724	436	491	41,369
Currency translation differences	(69)	(4,302)	(76)	(5)	(411)	(36)	(4,899)

At end of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)

Net book value
At end of the year	144,231	831,814	537,846	7,201	13,063	249,069	1,783,224

Year Ended December 31, 2018	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	227,008	2,011,329	1,068,598	28,990	32,631	199,873	3,568,429
Additions	655	10,217	3,586	1,113	649	238,821	255,041
Transfers	15,880	146,012	42,324	—	1,539	(205,755)	—
Disposals or write offs	(6,415)	(57,281)	(12,458)	(2,184)	(506)	(8,579)	(87,423)
Currency translation differences	(90)	3,089	373	(8)	(233)	2,263	5,394

At end of the year	237,038	2,113,366	1,102,423	27,911	34,080	226,623	3,741,441

Accumulated depreciation and impairment
At beginning of the year	(94,160)	(1,199,741)	(526,441)	(20,296)	(18,230)	(3,007)	(1,861,875)
Charge for the year and others	(10,021)	(131,023)	(49,642)	(1,629)	(1,875)	—	(194,190)
Impairment charge	(759)	(19,856)	(3,937)	(37)	(2,066)	(3,270)	(29,925)
Disposals or write offs or transfers	4,095	42,218	9,952	1,676	358	55	58,354
Currency translation differences	78	(4,505)	(52)	10	99	(47)	(4,417)

At end of the year	(100,767)	(1,312,907)	(570,120)	(20,276)	(21,714)	(6,269)	(2,032,053)

Net book value
At end of the year	136,271	800,459	532,303	7,635	12,366	220,354	1,709,388

Changes to Exploratory Well Costs
The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
	RMB	RMB	RMB
At beginning of the year	26,905	22,843	21,421
Additions to capitalized exploratory well costs pending the determination of proved reserves	35,098	28,045	25,165
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(17,002)	(15,404)	(14,288)
Capitalized exploratory well costs charged to expense	(8,900)	(8,579)	(9,455)

At end of the year	36,101	26,905	22,843

Aging of Capitalized Exploratory Well Costs
The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2019	December 31, 2018
	RMB	RMB
One year or less	23,924	17,542
Over one year	12,177	9,363

Balance at December 31	36,101	26,905